Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Income/(Loss) for the year	$ (37,065)	$ (62,709)	$ 4,568
Non-cash items:
Depreciation and amortization	8,893	7,287	6,645
Share-based compensation expense	14,698	13,950	10,718
Share-based compensation expense	32,060	(179,316)	(232,674)
Realized loss on sale of investments	29,303	20,925	54,976
Gain on dilution of ownership interest in associate	(28,220)	0	0
Impairment of investment in associate	8,390	0	0
Gain on deconsolidation of subsidiary	(27,251)	0	0
Share of net loss of associates accounted for using the equity method	27,749	73,703	34,117
Fair value gain on other financial instruments	(8,163)	(800)	0
Loss on disposal of assets	138	53	66
Income taxes, net	(55,719)	3,756	14,402
Finance (income)/costs, net	(138,924)	(5,050)	6,114
Changes in operating assets and liabilities:
Trade and other receivables	(7,734)	(617)	(529)
Prepaid expenses	(862)	(5,350)	(3,371)
Deferred revenue	2,123	(1,407)	(5,223)
Trade and other payables	22,033	8,338	605
Other	359	(103)	(7)
Income taxes paid	(20,696)	(27,766)	(20,737)
Interest received	3,460	214	1,155
Interest paid	(3,366)	(3,382)	(2,651)
Net cash used in operating activities	(178,792)	(158,274)	(131,827)
Cash flows from investing activities:
Purchase of property and equipment	(2,176)	(5,571)	(5,170)
Proceeds from sale of property and equipment	0	30	0
Purchases of intangible assets	0	(90)	(254)
Investment in associates	(19,961)	0	0
Purchase of investments other than investments accounted for using equity method	0	0	(10,000)
Purchase of investments held at fair value	(5,000)	(500)	(1,150)
Sale of investments held at fair value	118,710	218,125	350,586
Purchase of short-term note from associate	0	(15,000)	0
Repayment of short-term Note from associate	15,000	0	0
Purchases of Convertible Note	(15,000)	0	0
Cash derecognized upon loss of control over subsidiary (see table below)	(479)	0	0
Purchases of short-term investments	(248,733)	0	0
Proceeds from maturity of short-term investments	50,000	0	30,116
Receipt of payment of sublease	415	381	350
Net cash provided by (used in) investing activities	(107,223)	197,375	364,478
Cash flows from financing activities:
Receipt of PPP loan	0	0	68
Issuance of long term loan	0	0	14,720
Issuance of subsidiary preferred Shares	0	37,610	13,750
Issuance of Subsidiary Convertible Note	393	2,215	25,000
Payment of lease liability	(4,025)	(3,375)	(2,908)
Exercise of stock options	332	352	1,036
Settlement of restricted stock unit equity awards	0	(10,749)	(12,888)
Vesting of restricted stock units and net share exercise	0	(2,582)	0
NCI exercise of stock options in subsidiary	7	66	0
Issuance of warrants in subsidiary	0	0	92
Purchase of treasury stock	(26,492)	0	0
Acquisition of a non-controlling Interest of a subsidiary	0	(806)	0
Other	(41)	(5)	0
Net cash provided by (used in) financing activities	(29,827)	22,727	38,869
Net increase (decrease) in cash and cash equivalents	(315,842)	61,827	271,520
Cash and cash equivalents at beginning of year	465,708	403,881	132,360
Cash and cash equivalents at end of year	149,866	465,708	403,881
Supplemental disclosure of non-cash investment and financing activities:
Partial settlement of share based liability awards and settlement of equity based RSUs	1,528	0	0
Purchase of property, plant and equipment against trade and other payables	0	1,841	0
Leasehold improvements purchased through lease incentives (deducted from Right of Use Asset)	0	1,010	0
Conversion of subsidiary convertible note into preferred share liabilities	$ 0	$ 25,797	$ 0